Leases (Details) - Schedule of amounts relating to leases - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Amounts Relating To Leases Abstract
Right-of-use assets	$ 115,971	$ 65,495	$ 31,866
Lease liabilities
Current	57,632	27,746	32,879
Non-current	59,857	37,903	868
Total	$ 117,489	$ 65,649	$ 33,747